Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	Li-Cycle Holdings Corp.
Entity Incorporation State Country Code	A6
Entity File Number	001-40733
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	207 Queens Quay West
Entity Address Address Line 2	Suite 590
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5J IA7
Entity Address Country	CA
City Area Code	877
Local Phone Number	542-9253
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Report”) is being filed as an amendment to the Current Report on Form 8-K of Li-Cycle Holdings Corp. (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) on May 2, 2025 (the “Original 8-K”), to update the family relationship between William Aziz, who was appointed by the Company’s Board of Directors as Chief Restructuring Officer and Michelle Faysal, who joined the Company as Interim Chief Financial Officer. Mr. Aziz and Ms. Faysal are siblings.Except as set forth above, this Report does not modify or update any other disclosure contained in the Original 8-K, and this Report should be read in conjunction with the Original 8-K.
Entity Central Index Key	0001828811